Trade Receivables and Other Current Assets - Disclosure of Trade Receivables (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Trade receivables	$ 5,026	$ 3,513
Valuation allowance	(1,050)	(554)
Total net value of trade receivables	$ 3,976	$ 2,959